COVER	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39307
Entity Registrant Name	LEGEND BIOTECH CORPORATION
Entity Address, Country	KY
Entity Address, Address Line One	Legend Biotech Corporation
Entity Address, Address Line Two	2101 Cottontail Lane
Entity Address, City or Town	Somerset
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08873
Title of 12(b) Security	American depositary shares, each representing two ordinary shares, par value $0.0001 per share
Trading Symbol	LEGN
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	369,886,369
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Financial Statement Error Correction [Flag]	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Fiscal Year Focus	2025
Entity Central Index Key	0001801198
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Incorporation, State or Country Code	E9
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Legend Biotech Corporation
Entity Address, Address Line Two	2101 Cottontail Lane
Entity Address, City or Town	Somerset
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08873
Contact Personnel Name	Ying Huang
City Area Code	737
Local Phone Number	317-5050